FIXED ASSETS - NET	12 Months Ended
Dec. 31, 2020
FIXED ASSETS - NET [abstract]
Disclosure of fixed assets-net

1.            FIXED ASSETS - NET

	Buildings	Tracks, bridges and service roads	Locomotives and rolling stock	Communications and signaling systems	Other machinery and equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

At January 1, 2019
Cost	7,590,161	14,735,949	8,218,284	2,034,318	6,631,867	39,210,579
Accumulated depreciation	(2,835,968)	(3,522,517)	(2,608,404)	(1,595,335)	(4,453,743)	(15,015,967)
Impairment	(2,881)	-	-	-	(7,483)	(10,364)
Net book amount	4,751,312	11,213,432	5,609,880	438,983	2,170,641	24,184,248

Year ended December 31, 2019
Opening net book amount	4,751,312	11,213,432	5,609,880	438,983	2,170,641	24,184,248
Other additions	4,975	2,185	948	28	96,443	104,579
Transfer in from construction-in-progress (Note 7)	238,599	110,172	65,903	87,732	241,212	743,618
Transfer out to construction-in-progress for improvement/ modifications(Note 7)	(10,523)	(44,034)	(484,992)	(24,994)	(27,658)	(592,201)
Transfer in from construction-in-progress after repair	27,451	121,591	716,082	28,712	58,802	952,638
Reclassifications	(102)	102	238	(412)	174	-
Disposals	(8,529)	(87,439)	(49,855)	(5,526)	(17,468)	(168,817)
Depreciation charges	(321,779)	(214,909)	(661,484)	(87,880)	(351,246)	(1,637,298)
Impairment charge	(20,697)	-	-	-	-	(20,697)
Impairment write-off	-	-	-	-	11	11
Closing net book amount	4,660,707	11,101,100	5,196,720	436,643	2,170,911	23,566,081

At December 31, 2019
Cost	7,825,870	14,817,730	8,102,522	1,852,565	6,757,634	39,356,321
Accumulated depreciation	(3,141,585)	(3,716,630)	(2,905,802)	(1,415,922)	(4,579,251)	(15,759,190)
Impairment	(23,578)	-	-	-	(7,472)	(31,050)
Net book amount	4,660,707	11,101,100	5,196,720	436,643	2,170,911	23,566,081

Year ended December 31, 2020
Opening net book amount	4,660,707	11,101,100	5,196,720	436,643	2,170,911	23,566,081
Other additions	4,196	-	47,666	2,178	98,138	152,179
Transfer in from construction-in-progress (Note 7)	396,446	198,800	1,932	28,733	154,590	780,501
Transfer out to construction-in-progress for improvement/ modifications(Note 7)	(129)	(231,996)	(434,216)	(9,759)	(9,028)	(685,129)
Transfer in from construction-in-progress after repair	6,291	292,244	744,298	38,726	20,241	1,101,800
Reclassifications	-	-	-	45	(45)	-
Disposals	(26,206)	(95,020)	(68,749)	(5,747)	(29,281)	(225,003)
Depreciation charges	(335,123)	(218,396)	(669,210)	(90,451)	(348,999)	(1,662,179)
Impairment charge	-	-	(11,835)	-	-	(11,835)
Closing net book amount	4,706,182	11,046,732	4,806,606	400,368	2,056,527	23,016,415

At December 31, 2020
Cost	8,183,873	14,896,863	7,750,874	1,829,279	6,837,991	39,498,880
Accumulated depreciation	(3,454,113)	(3,850,131)	(2,932,433)	(1,428,911)	(4,773,992)	(16,439,580)
Impairment	(23,578)	-	(11,835)	-	(7,472)	(42,885)
Net book amount	4,706,182	11,046,732	4,806,606	400,368	2,056,527	23,016,415

(a)           As at December 31, 2020, the ownership certificates of certain buildings of the Group with an aggregate carrying value of approximately RMB1,518,731,000 (2019: RMB1,626,540,000) had not been obtained by the Group.

These kind of buildings are classified as below:

	Carrying value as at December 31 2019 RMB’000	Carrying value as at December 31 2020 RMB’000	Reason for delay in obtaining the ownership certificates

Certificates for buildings under application procedures	1,040,897	980,689

The Group commenced such application procedures with the respective authorities in China, there has been progress made and the Group’s management does not expect any major difficulties in obtaining the remaining ownership certificates.

Certain buildings located on the land of which the land use right certificates have not been obtained	49,846	48,103

According to relevant laws and regulations in China, the land use right certificates of the land on which these buildings are located must be obtained before the Group can start the application for the respective housing ownership certificates. As a result, the Group will start to apply for the ownership certificates of these buildings after they have completed the procedures to obtain the land use right certificates.

Certain buildings attached to pieces of land which is held by lease	535,797	489,939

Such land is held by lease under certain operating lease arrangements. Due to the fact that the Group does not have the underlying land use right certificates for such land, therefore, the Group cannot apply for the respective ownership certificates of the buildings constructed on top of it. According to the lease agreements and communication with the lessors, and as confirmed by the Company’s legal counsel, the Group possesses the right to use and/or own such buildings without the certificates.

After consultation made with the Company’s legal counsel, the directors of the Company consider that there is no legal restriction for the Group to apply for and obtain the ownership certificates of these buildings and it should not lead to any significant adverse impact on the operations of the Group.

(b)        As at December 31, 2020, fixed assets of the Group with an aggregate net book value of approximately RMB171,954,000 (2019: RMB172,218,000) had been fully depreciated but they were still in use.